Material accounting policies (Details)	12 Months Ended
Mar. 31, 2026 shares
Trademark / Trade Name
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Customer Relationships
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Bottom of range | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	1 year
Bottom of range | Others
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Bottom of range | Developed Technology
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	7 years
Top of range | Adjustment to mid-market consensus price, measurement input [member]
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets	0.050
Top of range | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Top of range | Others
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Top of range | Developed Technology
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, intangible assets other than goodwill	10 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Equipment and fixtures | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Equipment and fixtures | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	20 years